Document and Entity Information	Mar. 11, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001341318
Document Type	8-K
Document Period End Date	Mar. 11, 2025
Entity Registrant Name	LAKE SHORE BANCORP, INC.
Entity Incorporation State Country Code	X1
Entity File Number	000-51821
Entity Tax Identification Number	20-4729288
Entity Address, Address Line One	31 East Fourth Street
Entity Address, City or Town	Dunkirk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14048
City Area Code	(716)
Local Phone Number	366-4070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	LSBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false